Other non-current assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other non-current assets [Abstract]
Advances for purchase of property, plant and equipment	$ 331,691	$ 552,417	$ 277,277
Investments in life insurance (note 3 (l))	64,629	65,509	52,572
Security deposits	16,796	15,132	13,574
Other long-term receivable	162,337	161,690	128,169
Intangible assets in process	11,506	12,200	73,125
Other	56,047	58,506	49,189
Total non-current assets	$ 643,006	$ 865,454	$ 593,906